Cover	May 19, 2025
Cover [Abstract]
Entity Registrant Name	Yinfu Gold Corporation
Entity Central Index Key	0001438461
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 19, 2025
Entity File Number	333-152242
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	20-8531222
Entity Address Address Line 1	Suite 2313
Entity Address Address Line 2	Dongfang Science and Technology Mansion
Entity Address Address Line 3	Nanshan District
Entity Address City Or Town	Shenzhen
Entity Address Country	CN
Entity Address Postal Zip Code	518000
City Area Code	755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	8316-0998